Net Income (Loss) Per Share (Details) - Schedule of Computation of Diluted Net Income (Loss) Per Share Attributable to Stockholders - USD ($)	3 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Computation of Diluted Net Income (Loss) Per Share Attributable to Stockholders [Line Items]
Public Warrants and Private Warrants	9,000,000
Make-whole shares	1,052,030
Earnout shares	3,500,000
RSUs		10,984,241
Stock options	1,690,476	6,400,758
Convertible preferred stock (on an as-converted basis)		2,254,901
Common stock warrants		400,000
Convertible notes (in Dollars)		$ 131,072
Total	15,242,506	20,170,972